EQUITY (Tables)	6 Months Ended
Jun. 30, 2025
Equity [abstract]
Schedule of classes of share capital
The following table provides a continuity of GP Units and LP Units outstanding for the six-month period ended June 30, 2025:

UNITS	GP Units	LP Units (1)	Total
Authorized and issued
Opening balance	4	74,281,767	74,281,771
Repurchased and canceled	—	(3,559,221)	(3,559,221)
Conversion from BBUC exchangeable shares	—	184	184
Conversion from Redemption-Exchange Units (2)	—	18,105,781	18,105,781
Issued as at June 30, 2025	4	88,828,511	88,828,515
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(1)Included in the LP Units that Brookfield Holders beneficially own as of June 30, 2025 are 43,333,752 LP units (December 31, 2024: 25,227,971 LP units) held by subsidiaries of Brookfield Wealth Solutions.
(2)In February 2025, Brookfield Wealth Solutions converted 18,105,781 Redemption-Exchange Units held with a carrying value of approximately $433 million into an equivalent amount of LP Units.

UNITS	Redemption-Exchange Units
Authorized and issued
Opening balance	69,705,497
Converted to LP Units	(18,105,781)
Issued as at June 30, 2025	51,599,716
The table below provides a continuity of BBUC exchangeable shares outstanding for the six-month period ended June 30, 2025:

SHARES	BBUC exchangeable shares (1)
Balance as at January 1, 2025	72,954,446
Repurchased and canceled	(2,957,523)
Converted to LP Units	(184)
Issued as at June 30, 2025	69,996,739
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(1)Included in the BBUC exchangeable shares that Brookfield Holders beneficially own as of June 30, 2025 are 10,317,747 BBUC exchangeable shares held by subsidiaries of Brookfield Wealth Solutions. Brookfield and Brookfield Wealth Solutions have agreed that all decisions to be made by subsidiaries of Brookfield Wealth Solutions with respect to the voting of the securities held by subsidiaries of Brookfield Wealth Solutions will be made jointly by mutual agreement of the applicable Brookfield Wealth Solutions subsidiary and Brookfield Corporation.

UNITS	Special limited partner units held by Brookfield
Authorized and issued
Opening balance	4
Issued as at June 30, 2025	4

($US MILLIONS)	Preferred securities held by Brookfield
Authorized and issued
Opening balance	$740
Balance as at June 30, 2025	$740